NOTE PAYABLE (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of Note payable Abstract
Summary of Note Payble

Balance at January 1, 2021	$1,885
Additions	122
Accrued interest	37
Balance at March 31, 2021	$2,044